Income tax expense - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Balance as of January 1	¥ 15,415
Addition	730	¥ 15,415
Balance as of December 31	¥ 16,145	¥ 15,415